Inventories, Net - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Inventories Net [Abstract]
Raw materials	$ 607,350	$ 848,123
Work in progress	1,086,923	1,633,948
Finished goods	223,887	224,297
Subtotal	1,918,160	2,706,368
Reserve for obsolete inventory	(57,818)	(32,367)
Total	$ 1,860,342	$ 2,674,001